Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2018
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 10: - RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group.

1.	The Company is a party to a reseller agreement with Allot Communications Inc., (“Allot”), a company to which the Company’s controlling shareholder is an interested party, giving Allot the right to distribute the Company’s products.

Revenues related to this reseller agreement are included in Note 10e below as “revenues”. For the six month periods ended June 30, 2018 and 2017, revenues aggregated to $55 and $16, respectively.

2.	Certain premises occupied by the Company and its U.S. subsidiary are rented from related parties. The U.S. subsidiary sub-leased certain premises to a related party until April 30, 2017. The aggregate net amounts of lease and maintenance expenses for the six month periods ended June 30, 2018 and 2017 were $475 and $397, respectively. Such amounts expensed by the Company are disclosed in Note 10e below as part of “Expenses”.

3.	Certain entities within the RAD-BYNET Group provide the Company and its U.S. subsidiary with administrative and IT services. Such amounts expensed by the Company are disclosed in Note 10e below as part of “Expenses” and “Capital expenses”.

b.	The executive chairman of the Board (the “Executive Chairman”) since September 10, 2015 is, among other things, also the life partner of the Company’s former chairman of the Board, a currently serving director and a controlling shareholder of the Company. The Executive Chairman is entitled to a fixed monthly salary. During the six month periods ended June 30, 2018 and 2017, the Company recorded salary expenses with respect to the Executive Chairman in the amount of $55 and $54, respectively.

c.	Since 2015, the Company entered several agreements with Amdocs, to sell its solution, pursuant to which the Company recorded revenues in the amount of $7,903 and $8,614, related to the AT&T Engagement during the six month periods ended June 30, 2018 and 2017, respectively (See also Note 1b). The Company’s controlling shareholder and director serves as a director in Amdocs.

d.	Balances with related parties:

	June 30,	December 31,
	2018	2017
	Unaudited
Assets:

Trade receivables	$7,335	$14,329
Other account receivables and prepaid expenses	$-	$2

Liabilities:

Trade payables	$106	$63
Other account payables and accrued expenses	$187	$140

e.	Transactions with related parties:

	Six months ended June 30,
	2018	2017
	Unaudited

Revenues	$7,958	$8,630

Expenses:
Cost of revenues	$58	$93

Operating expenses:
Research and development, net	$241	$183
Sales and marketing, net	$131	$95
General and administrative	$127	$109

Capital expenses	$40	$9